REGULATORY CAPITAL	12 Months Ended
Sep. 30, 2010
Regulatory Capital Disclosure [Abstract]
REGULATORY CAPITAL
13.  REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary, actions by regulators, that if undertaken could have a direct material effect on the Bank's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices.  The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of tangible and core capital (as defined in the regulations) to total assets and of total risk-based capital (as defined) to risk-weighted assets (as defined).  Management believes, as of September 30, 2011, that the Bank meets all capital adequacy requirements to which it is subject.

The following table presents a reconciliation of capital per GAAP and regulatory capital at the dates indicated (in thousands):

		September 30,
		2011	2010

GAAP capital		$14,831	$14,324
Add (subtract):	Unrealized gain on securities available for sale	(811)	(813)
	Disallowed deferred tax assets	(249)	-
	Adjustment to record funded status of pension	98	125

Core and tangible capital		13,869	13,636
Add: Allowable allowance for loan losses		1,091	1,250

Total risk-based capital		$14,960	$14,886

The Bank's actual capital amounts and ratios are presented in the following table:

					To be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)

As of September 30, 2011
Tangible capital	$13,869	8.55%	$2,434	1.50%	$	N/A	-
Tier 1 (core) capital	13,869	8.55%	6,491	4.00%		8,113	5.00%
Risk-based capital:
Tier 1	13,869	14.40%	3,852	4.00%		5,778	6.00%
Total	14,960	15.53%	7,704	8.00%		9,630	10.00%

As of September 30, 2010
Tangible capital	$13,636	8.24%	$2,481	1.50%	$	N/A	-
Tier 1 (core) capital	13,636	8.24%	6,616	4.00%		8,270	5.00%
Risk-based capital:
Tier 1	13,636	13.65%	3,997	4.00%		5,995	6.00%
Total	14,886	14.90%	7,994	8.00%		9,992	10.00%

As of September 30, 2011, the Bank met all regulatory requirements for classification as a well-capitalized institution.